Shareholder Report, Holdings (Details) - SMI 3Fourteen Full-Cycle Trend ETF	Jun. 30, 2025
Copart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Snap-on, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Autozone, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
Automatic Data Processing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
O'Reilly Automotive, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Brown & Brown, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Paychex, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.97%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.07%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%